Offerings - Offering: 1	Jun. 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $ 0.00001 per share
Amount Registered | shares	5,223,879
Proposed Maximum Offering Price per Unit	8.90
Maximum Aggregate Offering Price	$ 46,492,523.10
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,420.62
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of common stock, par value $0.00001 per share, of Starfighters Space, Inc. that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, as amended, based on the average of the high and low reported trading prices of the registrant's common stock as reported on the NYSE American LLC on June 5, 2026.